Tax matters - Schedule of deferred tax assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 18,944	€ 19,170	€ 20,767	€ 20,787
Deferred tax liabilities	5,904	6,276	6,086	6,428
Banco Popular Espanol, S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Portion already submitted for conversion					€ 995
Tax losses and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,354	2,367	2,393	1,778
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	16,590	16,803	18,374	19,009
Deferred tax liabilities	5,904	6,276	6,086	6,428
Valuation of financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	1,980	2,412	2,059
Valuation of tangible and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	2,714	2,797	2,594
Investments in Group companies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	427	403	378
Monetizable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,725	10,309	11,099
Monetizable | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,725	10,309	11,099	€ 10,660
Monetizable | Loan losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,471	7,880	8,248
Monetizable | Pensions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,254	2,429	2,851
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,219	8,861	9,668
Other | Tax losses and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,354	2,367	2,393
Other | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,865	6,494	7,275
Other | Non-deductible provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,970	1,784	1,965
Other | Valuation of financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	810	1,486	1,543
Other | Loan losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,341	1,103	1,577
Other | Pensions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	426	423	665
Other | Valuation of tangible and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 832	€ 885	€ 1,060